Stockholders' Notes Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

10. Stockholders’ Notes Receivable

In 2005 and 2006, certain of the Company’s stockholders and officers issued various promissory notes totaling $195,000 for the sale of common stock. The notes were full recourse and were collateralized by the shares of stock sold. The amended notes bore interest at 0.93%, effective October 1, 2012. The holders of these notes were granted an extension of maturity to October 1, 2016.
As of March 31, 2015 and December 31, 2014, $58,824 is outstanding.

10. Stockholders’ Notes Receivable

In 2005 and 2006, certain of the Company’s stockholders and officers issued various promissory notes totaling $195,000 for the sale of common stock. The notes were full recourse and were collateralized by the shares of stock sold. The notes bore interest at 6.75% and were due in one payment on the fifth anniversary of the note. The Board resolved to change the interest rate on these notes from 6.75% to 0.93%, effective October 1, 2012. The holders of these notes were granted an extension of maturity to October 1, 2016.
On January 15, 2014, the Company’s Board of Directors authorized loan forgiveness on the promissory note with the President of Eyegate. The note principal totaled $136,176, plus accrued interest of $64,582, which is included as a component of general and administrative expenses. As of December 31, 2014, $58,824 is outstanding.